CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Interest Income, Operating	$ 707	$ 1	$ 2